AUDITED CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - USD ($) shares in Millions, $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Investments, at fair value:
Real estate properties (cost: $12,687.8 and $12,972.5)		$ 15,531.1	$ 15,742.7
Real estate joint ventures and limited partnerships (cost: $5,207.8 and $4,675.3)		6,532.5	6,003.0
Marketable securities:
Real estate related (cost: $1,274.7 and $991.0)	[1]	1,415.1	1,238.0
Other (cost: $4,088.9 and $3,888.1)		4,088.7	3,887.5
Loans receivable (cost: $910.6 and $296.7)		913.0	298.8
Total investments (cost: $24,169.8 and $22,823.6)		28,480.4	27,170.0
Cash and cash equivalents		3.8	11.7
Due from investment manager		2.2	1.0
Other	[2]	331.8	270.9
TOTAL ASSETS		28,818.2	27,453.6
LIABILITIES
Mortgage loans payable, at fair value (principal outstanding: $2,688.1 and $2,238.6)		2,608.0	2,238.3
Accrued real estate property expenses		222.4	199.1
Payable for collateral for securities loaned		68.8	18.5
Other		76.4	55.1
TOTAL LIABILITIES		2,975.6	2,511.0
COMMITMENTS AND CONTINGENCIES
NET ASSETS
Accumulation Fund		25,320.1	24,430.8
Annuity Fund		522.5	511.8
TOTAL NET ASSETS		$ 25,842.6	$ 24,942.6
NUMBER OF ACCUMULATION UNITS OUTSTANDING (in shares)		60.7	61.3
NET ASSET VALUE, PER ACCUMULATION UNIT (in dollars per share)		$ 417.416	$ 398.329

[1]	Includes securities loaned of $67.4 million at December 31, 2018 and $18.1 million at December 31, 2017.
[2]	Includes cash collateral for securities loaned of $68.8 million at December 31, 2018 and $18.5 million at December 31, 2017.